SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Research and development equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Research and development equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	10 years
Production equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	2 years
Production equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	7 years
Tooling | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	1 year 6 months
Tooling | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	1 year
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	1 year
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Monitoring equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Monitoring equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Network equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Network equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic lives	7 years